Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated September 16, 2025 to the Prospectus, Summary Prospectus and Statement of
Additional Information (“SAI”), each dated May 1, 2025, as may be revised or supplemented from time to time, for the following fund:
Loomis Sayles Bond Fund
(the “Fund”)
On September 11, 2025, the Board of Trustees of Loomis Sayles Funds I approved changes to the Fund’s investment objective, name, principal investment strategies and distribution policy as detailed below.
Effective December 31, 2025, the Fund’s name will be changed to “Loomis Sayles Income Fund.” Accordingly, each reference to “Loomis Sayles Bond Fund” in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with “Loomis Sayles Income Fund.”
Effective December 31, 2025, the section “Investment Objective” within the Fund’s Summary Prospectus and the first sentence in the sub‑section “Investment Objective” within the Fund’s Prospectus are hereby replaced with the following:
The Fund seeks to provide income with a secondary objective of capital appreciation.
Effective December 31, 2025, the third sentence in the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus and the third sentence in the sub‑section “Principal Investment Strategies” in the section “More Information About Investment Strategies” within the Fund’s Prospectus, are hereby replaced with the following:
The Fund may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).
Effective December 31, 2025, the fourth paragraph in the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus and the fourth paragraph in the sub‑section “Principal Investment Strategies” in the section “More Information About Investment Strategies” within the Fund’s Prospectus, are hereby removed.
Effective December 31, 2025, the first sentence in the sixth paragraph in the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus and the first sentence in the sixth paragraph in the sub‑section “Principal Investment Strategies” in the section “More Information About Investment Strategies” within the Fund’s Prospectus, are hereby replaced with the following:
The fixed-income securities in which the Fund may invest include, among other instruments, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero‑coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, REITs, Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, structured notes, collateralized loan obligations, bank loans, repurchase agreements and convertible securities.
Effective December 31, 2025, the following paragraph is added to the sub‑section “Principal Risks” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus and the “More About Risk” section of the Fund’s Prospectus:
Distribution Rate Risk is the risk that the Fund’s strategy of seeking to provide a specific and predictable level of monthly distributions may not be successful. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income may fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and predictability of dividend income paid by the Fund. Tax and accounting considerations also may impact the Fund’s ability to pay predictable monthly distributions. The Fund does not guarantee that distributions will always be paid or paid at a predictable level.
Effective December 31, 2025, the following paragraph is added to the sub‑section “Principal Risks” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus:
Bank Loans Risk is the risk that the Fund’s investments in bank loans are subject to credit risk and may not be adequately collateralized. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Transactions in bank loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. There may also be less public information available about bank loans as compared to other debt securities.

Loomis Sayles Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated September 16, 2025 to the Prospectus, Summary Prospectus and Statement of
Additional Information (“SAI”), each dated May 1, 2025, as may be revised or supplemented from time to time, for the following fund:
Loomis Sayles Bond Fund
(the “Fund”)
On September 11, 2025, the Board of Trustees of Loomis Sayles Funds I approved changes to the Fund’s investment objective, name, principal investment strategies and distribution policy as detailed below.
Effective December 31, 2025, the Fund’s name will be changed to “Loomis Sayles Income Fund.” Accordingly, each reference to “Loomis Sayles Bond Fund” in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with “Loomis Sayles Income Fund.”
Effective December 31, 2025, the section “Investment Objective” within the Fund’s Summary Prospectus and the first sentence in the sub‑section “Investment Objective” within the Fund’s Prospectus are hereby replaced with the following:
The Fund seeks to provide income with a secondary objective of capital appreciation.
Effective December 31, 2025, the third sentence in the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus and the third sentence in the sub‑section “Principal Investment Strategies” in the section “More Information About Investment Strategies” within the Fund’s Prospectus, are hereby replaced with the following:
The Fund may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).
Effective December 31, 2025, the fourth paragraph in the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus and the fourth paragraph in the sub‑section “Principal Investment Strategies” in the section “More Information About Investment Strategies” within the Fund’s Prospectus, are hereby removed.
Effective December 31, 2025, the first sentence in the sixth paragraph in the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus and the first sentence in the sixth paragraph in the sub‑section “Principal Investment Strategies” in the section “More Information About Investment Strategies” within the Fund’s Prospectus, are hereby replaced with the following:
The fixed-income securities in which the Fund may invest include, among other instruments, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero‑coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, REITs, Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, structured notes, collateralized loan obligations, bank loans, repurchase agreements and convertible securities.
Effective December 31, 2025, the following paragraph is added to the sub‑section “Principal Risks” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus and the “More About Risk” section of the Fund’s Prospectus:
Distribution Rate Risk is the risk that the Fund’s strategy of seeking to provide a specific and predictable level of monthly distributions may not be successful. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income may fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and predictability of dividend income paid by the Fund. Tax and accounting considerations also may impact the Fund’s ability to pay predictable monthly distributions. The Fund does not guarantee that distributions will always be paid or paid at a predictable level.
Effective December 31, 2025, the following paragraph is added to the sub‑section “Principal Risks” in the section “Investments, Risks and Performance” within the Fund’s Summary Prospectus:
Bank Loans Risk is the risk that the Fund’s investments in bank loans are subject to credit risk and may not be adequately collateralized. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Transactions in bank loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. There may also be less public information available about bank loans as compared to other debt securities.